Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 3,926,171	$ 6,215,720
Finished goods	918,602	63,799
Total Inventories	$ 4,844,773	$ 6,279,519